Accounts Payable and Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities
Accrued Employee Benefits	$ 239	$ 251
Accrued Salaries	242	246
Accrued Rent	29	45
Accounts Payable, Trade	236	186
Accrued recording fees and transfer taxes	25	51
Accrued premium taxes	43	54
Deferred Revenue	90	84
Other Accrued Liabilities	387	391
Accounts Payable and Other Accrued Liabilities	$ 1,291	$ 1,308